Loss Per Share (Details Narrative) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Options [Member]
Earnings per share [line items]
Diluted loss per share	12,211,676	12,211,676	12,211,676
Restricted Stock Units [Member]
Earnings per share [line items]
Diluted loss per share	5,286,095	5,286,095	5,286,095
Warrants [Member]
Earnings per share [line items]
Diluted loss per share	4,491,535	4,491,535	4,491,535